OIL AND GAS PROPERTIES (Details 1) - USD ($) $ in Thousands	Sep. 01, 2018	Aug. 01, 2018
New Mexico Properties
Cash paid	$ 20,816
Contingent consideration	500
Total consideration paid	21,316
Restricted cash for bonds	2,316
Oil and gas properties	21,012
Total assets	23,328
Asset retirement obligations	2,012
Total liabilities	2,012
Net assets acquired	21,316
Net purchase price	$ 21,316
Condor
Cash paid		$ 537
Total consideration paid		537
Cash		2
Accounts receivable - oil and gas		59
Other current assets		39
Oil and gas properties		742
Bonds		105
Total assets		947
Current liabilities		361
Asset retirement obligations		49
Total liabilities		410
Net purchase price		$ 537